FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /      (a)
                    or fiscal year:  12/31/98    (b)

Is this a transition report? (Y/N):    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  TIAA-CREF Life Separate Account VA-1
   B. File Number:  811-08963
   C. Telephone Number:  800-842-2733

2. A. Street:  730 Third Avenue
   B. City:  New York   C. State: NY    D. Zip Code: 10017    Zip Ext: 3206
   E. Foreign Country:                           Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)          Y
                                                                     -----
4. Is this the last filing on this form by Registrant? (Y/N)           N
                                                                     -----
5. Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                     -----
6. Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                                     -----
7. A. Is Registrant a series or multiple portfolio company?  (Y/N)     N
                                                                     -----
      [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

                              If filing more than one Page 2,  X  box:   [_]
For period ending 12/31/98

File number 811-08963

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                              Is this the
Series         Series                                         last filing
Number          Name                                        for this series?
-------       --------                                     -----------------

                                                                 (Y/N)

(Note: See item D(8) of the general instructions to the form for information on how to complete the form for series companies. )
For period ending 12/31/98

File number 811-08963


116. Family of investment companies information:


    A.[/] Is Registrant part of a family of investment companies? (Y/N)    Y
                                                                         -----
  B.[/] Identify the family in 10 letters: T I A A - - C R E F
                                           - - - - - - - - - -
    (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purpose of this form only.)

117.A.[/] Is Registrant a separate account of an insurance company? (Y/N)  Y
                                                                         -----
    B.[/] Variable annuity contracts? (Y/N)                                Y
                                                                         -----
    C.[/] Scheduled premium variable life contracts? (Y/N)                 N
                                                                         -----
    D.[/] Flexible premium variable life contracts? (Y/N)                  N
                                                                         -----
    E.[/] Other types of insurance products registered under the
          Securities Act of 1933? (Y/N)                                    N
                                                                         -----
118.[/] State the number of series existing at the end of the period that
        had securities registered under the Securities Act of 1933         1
                                                                         -----
119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective
        during the period                                                  0
                                                                         -----
120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $  0
                                                                         -----
121.[/] State the number of series for which a current prospectus was in
        existence at the end of the period                                 1
                                                                         -----
122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
        current period                                                     0
                                                                         -----
123.[/] State the total value of the additional units considered in
        answering item 122 ($000's omitted)                              $  0
                                                                         -----
124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
        (the value of these units is to be measured on the date they were
        placed in the subsequent series) ($000's omitted)                $  0
                                                                         -----
125.[/] State the total dollar amount of sales loads collected (before reallowances to other broker or dealers) by Registrant's
        principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
        ($000's omitted)                                                 $  0
                                                                         -----
126.[/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
        subsequent series.) ($000's omitted)                             $  0
                                                                         -----

For period ending 12/31/98

File number 811-08963


127.[/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):






                                    Number of     Total Assets     Total Income
                                     Series         ($000's        Distribution
                                    Investing       omitted)   ($000's omitted)
                                    ---------     ----------   ----------------

A. U.S.Treasury direct issue                      $               $
                                    ---------     ----------      ----------
B. U.S.Government agency                          $               $
                                    ---------     ----------      ----------
C. State and municipal tax-free                   $               $
                                    ---------     ----------      ----------
D. Public utility debt                            $               $
                                    ---------     ----------      ----------
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent                 $               $
                                    ---------     ----------      ----------
F. All other corporate intermediate
   & long-term debt                               $               $
                                    ---------     ----------      ----------
G. All other corporate short-term
   debt                                           $               $
                                    ---------     ----------      ----------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                                        $               $
                                    ---------     ----------      ----------
I. Investment company equity
   securities                                     $               $
                                    ---------     ----------      ----------
J. All other equity securities          1         $ 104           $
                                    ---------     ----------      ----------
K. Other securities                               $               $
                                    ---------     ----------      ----------
L. Total assets of all series of
   registrant                           1         $ 104           $
                                    ---------     ----------      ----------

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
        other than the issuer? (Y/N)                                        N
                                                                          -----
129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest ath the end
        of the current period? (Y/N)                                        N
                                                                          -----
130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
        derived from insurance or guarantees? (Y/N)                         N
                                                                          -----
131.[/] Total expenses incurred by all series of Registrant during the
        current reporting period ($000's omitted)                         $ 0
                                                                          -----
For period ending 12/31/98

File number 811-08963


132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registration that are being included in this filing:


        811-08963

        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------
        811-          811-           811-           811-           811-
            ------        ------         ------         ------         ------


This report is signed on behalf of the registrant (or depositor or trustee).

City of:            State of:           Date:

Name of Registrant, Depositor, or trustee:

By:                                 Witness:
    ____________________________            ___________________________________
    Name and Title                          Name and Title